Balance Sheets (USD $)	Feb. 28, 2013	May 31, 2012	May 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 2,692	$ 1,916	$ 9,000
Total current assets	2,692	1,916	9,000
TOTAL ASSETS	2,692	1,916	9,000
CURRENT LIABILITIES
Accounts payable and Accrued liabilities	3,769	3,500	3,600
Accrued interest	88
Note payable	3,000
Total liabilities	6,857	3,500	3,600
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred Stock: 20,000,000 shares authorized, $0.0001 par value. 0 shares Issued and outstanding.
Common Stock: 480,000,000 shares authorized, $0.0001 par value. 9,650,000, 9,350,000 and 9,000,000 shares issued and outstanding at February 28, 2013, May 31, 2012 and 2011, respectively.	965	935	900
Additional paid-in capital	14,535	11,565	8,100
Deficit accumulated during the development stage	(19,665)	(14,084)	(3,600)
Total Stockholders' Equity (Deficiency)	(4,165)	(1,584)	5,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,692	$ 1,916	$ 9,000